INCOME TAX (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Current income tax expense benefit	$ 0	$ 0
Deferred income tax expense benefit	0	0
Net operating loss	$ 51,310,040	$ 45,132,941